Net financial results	12 Months Ended
Dec. 31, 2022
Net Financial Results
Net financial results

10	Net financial results

Accounting policy

(i) Financial expenses

Financial costs of obligations are recognized as expenses when accrued, except for those directly attributable to the acquisition or the construction of qualifying assets, that is, assets that require a substantial time to be ready for use, which are capitalized at cost within Property, plant and equipment and/or Intangibles assets to which they relate.

(ii) Financial income

Financial income is mainly composed of interest income and is recognized on an accrual basis to reflect the asset’s effective yield under the effective interest rate method.

(iii) Other financial items, net is composed by the net of the income and expenses related to the fair value of loans and financings, derivative financial instruments, and foreign exchange losses.

	2022	2021	2020
Financial income
Interest income on financial investments and cash equivalents	16,913	6,074	7,295
Interest on tax credits	980	1,377	854
Other financial income	7,125	4,021	3,019
Total financial income	25,018	11,472	11,168

Financial expenses
Interest on loans and financings	(104,689)	(96,565)	(97,422)
Premium paid on bonds repurchase – note 24 (c)	(3,277)	-	(14,481)
Interest on other liabilities	(35,134)	(12,371)	(8,051)
Interest on contractual obligations - note 29 (a)	(5,801)	(6,936)	(6,182)
Interest on lease liabilities	(542)	(1,272)	(1,757)
Other financial expenses	(19,251)	(25,131)	(31,866)
Total financial expenses	(168,694)	(142,275)	(159,759)

Other financial items, net
Changes in fair value of loans and financings – note 24 (c)	(1,472)	19,380	(8,058)
Changes in fair value of derivative financial instruments – note 16 (c)	(83)	(5,640)	(717)
Foreign exchange gains (losses) (i)	11,504	(19,839)	(120,809)
Other financial items, net	9,949	(6,099)	(129,584)

Net financial results	(133,727)	(136,902)	(278,175)

(i)	The amounts for years 2022 and 2021 include USD 6,413 and USD (10,468), respectively, which are related to the outstanding USD denominated intercompany debt of NEXA BR with NEXA and to the accounts payables of NEXA BR with related parties. The exchange variation of NEXA BR’s loans and account payables with its related parties are not eliminated in the consolidation process and both transactions were impacted by the volatility of the Brazilian Real (“BRL”), which appreciated against the USD during 2022.